Bank Loans and Lines of Revolving Credit Facility (Tables)	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Schedule Of Line Of Credit Facilities

The financing arrangement provided for a $600,000 term loan (the “Fifth Third Term Loan”) and a $1,200,000 Revolving Credit Facility (“the Fifth Third Revolving Credit Facility”) as described below.

	Fifth Third Term Loan	Fifth Third Revolving Credit Facility
Amount	$600,000		$1,200,000
Loan term	5 years		1 year
Interest rate	Libor plus 3% (3.138% at December 31, 2013)		Libor plus 2.75% (2.92% at December 31, 2013)
Monthly payment	$5,000 monthly plus interest	$	Interest only

At December 31, 2013, the Fifth Third Term Loan and Fifth Third Revolving Credit Facility were as follows:

	Fifth Third Term Loan	Fifth Third Revolving Credit Facility
Balance at December 31, 2013	$575,000	$199,919
Less: current portion	(60,000)	(199,919)
Bank term loan, net of current portion	$515,000	$-